Leases - Cash Flow Information Related to Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	$ 909,887	$ 1,851,577
Right-of-use assets obtained in exchange for lease obligations:
Operating lease liabilities	1,541,091	$ 2,756,170
Termination of operating lease right-of-use assets and operating lease liabilities	$ 2,001,317